CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Preferred stock, par value
Preferred stock, shares authorized	2.5	2.5
Common stock, par value	$ 0.0033	$ 0.0033
Common stock, shares authorized	500.0	500.0
Common stock, shares issued	138.0	137.1
Common stock, shares outstanding	127.7	127.2
Treasury stock, Shares	10.3	10.0